Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2012
Land Use Rights, Net [Abstract]
Land Use Rights, Net
	December 31,
	2011	2012

Land use rights	$-	$73,785

Less: accumulated depreciation and amortization	-	140
Land use rights, net	$-	$73,645